Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Exposure to Foreign Currency Risk	The Group’s exposure to foreign currency risk at the end of the reporting periods was as follows:

	As of December 31,
(In thousands)	2022	2023
Cash and cash equivalents	$472	$806

Summary of Aggregate Net Foreign Exchange (Losses)/Gains Recognized in Profit or Loss
The aggregate net foreign exchange (losses)/gains recognized in profit or loss were:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Net foreign exchange (losses)/gains included in other (losses)/gains—net	$(516)	$1,469	$367

Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As of December 31, 2022
(In thousands)	Less Than 1 Year	Between 1 and 2 Years	Between 2 and 5 Years	More Than 5 Years	Total
Trade payables	$11,937	$—	$—	$—	$11,937
Other payables	1,353	—	—	—	1,353
Lease liabilities	225	203	34		462
Total	$13,515	$203	$34	$—	$13,752

	As of December 31, 2023
(In thousands)	Less Than 1 Year	Between 1 and 2 Years	Between 2 and 5 Years	More Than 5 Years	Total
Trade payables	$7,660	$—	$—	$—	$7,660
Other payables	1,083	—	—	—	1,083
Lease liabilities	301	160	25		486
Total	$9,044	$160	$25	$—	$9,229

Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques
The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2023 by level of the inputs to valuation techniques used to measure fair value. Such valuation inputs are categorized into three levels within a fair value hierarchy as follows:
(i)Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

	As of December 31, 2022
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$18,368	$—	$—	$18,368
Financial assets at fair value through other comprehensive income	40,668	42,179	—	82,847
Total assets	$59,036	$42,179	—	$101,215

	As of December 31, 2023
(In thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$78,317	$—	$—	$78,317
Financial assets at fair value through other comprehensive income	1,750	10,896	—	12,646
Total assets	$80,067	$10,896	$—	$90,963